UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:                  703-356-6121

Date of fiscal year end:                     October 31

Date of reporting period:    July 1, 2006 - June 30, 2007

Item 1. Proxy Voting Record

Matter Voted On	Proposed By	Vote	For or Against Management
Dell Inc. (DELL, CUSIP 24702R101) meeting 7/21/06
Election of directors	Issuer	For	For
Ratification of auditor	Issuer	For	For
Global human rights standard	Shareholder	Against	For
Declaration of dividend	Shareholder	Against	For

La-Z-Boy Incorporated (LZB, CUSIP 505336107) meeting 8/16/06:
Election of directors	Issuer	For	For
Ratification of auditor	Issuer	For	For

H&R Block, Inc. (HRB, CUSIP 093671105) meeting 9/7/06:
Election of directors	Issuer	For	For
Approve amendments to stock option plan	Issuer	Against	Against
Approve terms of performance goals	Issuer	Against	Against
Ratify auditor	Issuer	For	For

Craftmade International, Inc. (CRFT, CUSIP 22413E104) mmeeting 11/28/06:
Election of directors	Issuer	For	For
Ratification of auditor	Issuer	For	For
Approve long-term incentive plan	Issuer	Against	Against

Autozone (AZO, CUSIP 053332102) meeting 12/13/06:
Election of directors	Issuer	For	For
Approval of the Autozone, Inc. 2006 Stock Option Plan	Issuer	Against	Against
Approval of the Autozone, Inc. fourth amended and restated executive stock purchase plan	Issuer	For	For
Ratification of Ernst & Young LLP as auditor	Issuer	For	For

Dawson Geophysical Company (DWSN, CUSIP 239359102) meeting 1/23/07:
Election of directors	Issuer	For	For
Proposal to approve the Dawson Geophysical Company 2006 Stock and Performance Incentive Plan	Issuer	Against	Against
Proposal to ratify appointment of KPMG LLP as auditor for year ending 9/30/07	Issuer	For	For

POSCO (PKX, CUSIP 693483109) Annual shareholder meeting 2/23/07:
Approval of financial statements	Issuer	Abstain	Abstain
Partial amendments to Articles of Incorporation: Introduction of new business	Issuer	For	For
Partial amendments to Articles of Incorporation: amendment to rules for issuance of new shares, CB, and BW	Issuer	Against	Against
Partial amendments to Articles of Incorporation: supplement to existing cumulative voting rules	Issuer	Abstain	Abstain
Election of independent non-executive director: Jun, Kwang-Woo	Issuer	For	For
Election of independent non-executive director Park, Won-Soon	Issuer	For	For
Election of independent non-executive director as Audit Committee member: Jeffrey D. Hines	Issuer	For	For
Election of executive director: Lee, Ku-Taek	Issuer	For	For
Election of executive director: Yoon, Seok-Man	Issuer	For	For
Election of executive director: Chung, Joon-Yang	Issuer	For	For
Approval of limits of total remuneration for directors	Issuer	For	For

Marine Products Corporation (MPX, CUSIP 368427108) meeting 4/24/07:
Directors recommend: a vote for election of the following nominee directors: 1) Wilton Looney; 2) Gary W. Rollins; 3) James A. Lane, Jr.	Issuer	Withhold vote for #3	Against

Johnson & Johnson (JNJ, CUSIP 478160104) Annual Shareholder Meeting 4/26/07:
Directors recommended: a vote for election of directors	Issuer	For	For
Ratification of appointment of Pricewaterhousecoopers LLP as Independent registered public accounting firm	Issuer	For	For
Proposal on majority voting requirements for director nominees	Shareholder	Against	For
Proposal on supplemental retirement plan	Shareholder	Against	For

Harley-Davidson, Inc. (HOG, CUSIP 412822108) Annual shareholder meeting 4/28/07:
Vote for election of directors	Issuer	For	For
Ratification of selection of Ernst & Young LLP as independent registered public accounting firm	Issuer	For	For

The Middleby Corporation (MIDD, CUSIP 596278101) meeting 5/3/07:
Elect directors	Issuer	For	For
Ratify auditor	Issuer	For	For
Approve amendment to restated certificate of incorporation	Issuer	For	For
Approve stock incentive plan	Issuer	Against	Against

Berkshire Hathaway Inc. (BRK.B 084670207) meeting 5/5/07:
Vote for election of directors	Issuer	For	For
Shareholder proporsal: to approve the shareholder proposal with respect to investments in certain foreign corporations	Shareholder	Against	For

USG Corporation (USG, CUSIP 903293405) meeting 5/9/07:
Vote for election of directors	Issuer	For	For
Ratification of Deloitte & Touche LLP as auditors for year ending 12/31/07	Issuer	For	for

Lawson Products, Inc. (LAWS, CUSIP 520776105) Annual shareholder meeting 5/8/07:
Election of directors: 1) James S. Errant; 2) Lee S. Hillman; 3) Sidney L. Port	Issuer	Withhold vote for #2	Against
Ratify Ernst & Young as independent registered public accounting firm for year ended 12/31/07	Issuer	For	For
Approval of the Lawson Products, Inc. Senior Management Annual Incentive Plan	Issuer	Against	Against

Irwin Financial Corporation (IFC, CUSIP 464119106) meeting 5/9/07:
Elect directors	Issuer	For	For
Approve performance plan and grants	Issuer	For	For

Utah Medical Products, Inc. (UTMD, CUSIP 268820) meeting 5/11/07:
Vote for election of directors	Issuer	For	For
To transact other business	Issuer	For	For

Unilever N.V. (UN, CUSIP 904784709) meeting 5/15/07:
Election of directors	Issuer	For	For
Adoption of the annual accounts and appropriation of the profit for the 2006 financial year	Issuer	Abstain	Abstain
Discharge of the executive directors	Issuer	Abstain	Abstain
Discharge of the non-executive directors	Issuer	Abstain	Abstain
Remuneration of executive directors	Issuer	For	For
Remuneration of non-executive directors	Issuer	For	For
Alteration to the Articles of Association	Issuer	For	For
Appointment of auditors for 2007 year	Issuer	For	For
Designation of the Board of Directors as the company body authorized in respect of the issue of shares in the company	Issuer	For	For
Authorization of the Board of Directors to purchase shares n the company and depositary receipts	Issuer	For	For

Cimarex Energy Co. (XEC, CUSIP 171798101) meeting 5/16/07:
Elect directors	Issuer	For	For
Ratify auditor	Issuer	For	For

Kenneth Cole Productions (KCP, CUSIP 193294105) meeting 5/16/07:
Elect directors	Issuer	For	For
Amend certificate of incorporation to increase authorized shares by 20 million	Issuer	For	For
Ratify auditor	Issuer	For	For

Coventry Health Care, Inc. (CVH, CUSIP 222862104) meeting 5/17/07:
Elect directors	Issuer	For	For
Ratify auditor	Issuer	For	For

The Timberland Company (TBL, CUSIP 887100105) 5/17/07:

Directors recommend: a vote for election of the following nominees: 1) Sidney W. Swartz; 2) Jeffrey B. Swartz; 3) Ian W. Diery; 4) Irene M. Esteves; 5) John a. Fitzsimmons; 6) Virginia H. Kent; 7) Kenneth T. Lombard; 8) Edward W. MoneyPenny; 9) Peter R. Moore; 10) bill Shore; 11) Terdema L. Ussery, II

	Issuer	Withhold vote for #5, #6, #7	Against
Approval of the Timberland Company 2007 Incentive Plan	Issuer	Against	Against

Portfolio Recovery Associates, Inc. (PRAA, CUSIP 73640Q105) meeting 5/18/07:
Elect directors	Issuer	For	For
Ratify auditor	Issuer	For	For

Montpelier Re Holdings Ltd (MRH, CUSIP G62185106) meeting 5/23/07:
Election of directors	Issuer	For	For
Approve long term incentive plan	Issuer	Against	Against
Ratify auditor	Issuer	For	For
Consider other business	Issuer	For	For

Lakeland Industries, Inc. (LAKE, CUSIP 511795106) meeting 6/20/07:
Election of directors	Issuer	For	For
Ratify auditors	Issuer	For	For

SIGNATURES

               Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       Blankinship Funds, Inc.

By (Signature and Title)                   /s/ Rex Blankinship

                                                          Rex Blankinship, President

Date       August 27, 2007